Equipment, Net (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Equipment

Equipment, net consisted of the following:

	March 31,	December 31,
	2026	2025
Computer hardware	$21,669	$11,025
Fixed assets not in service	14,448	8,094
Tool and machine	66	-
Computer equipment	28	28
	36,211	19,147
Less: accumulated depreciation	(5,397)	(4,281)
Equipment, net	$30,814	$14,866

Equipment, net consisted of the following:

	December 31,
	2025	2024
Computer hardware	$11,025	$9,257
Fixed assets not in service	8,094	-
Computer equipment	28	28
	19,147	9,285
Less: accumulated depreciation	(4,281)	(2,382)
Equipment, net	$14,866	$6,903